Interest-bearing liabilities (Details) € in Millions, $ in Millions		12 Months Ended
	Feb. 16, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 21, 2023 EUR (€)	Feb. 09, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Borrowings information
Carrying amount		€ 4,477	€ 4,653
Fair value gains related to fair value hedge accounting		(120)	166
Fair value adjustments related to discontinued fair value hedge		180	203
2.00% Senior Notes, due March 2024
Borrowings information
Nominal		€ 750
Interest rate (as percent)		2.00%				2.00%
Carrying amount		€ 736	759
2.00% Senior Notes, due March 2024 | Borrowing related activity
Borrowings information
Nominal					€ 750
Interest rate (as percent)					2.00%
Repayment of borrowings	€ 372
EIB R&D Loan Facility
Borrowings information
Nominal		500
Carrying amount		500	500
NIB R&D Loan Facility
Borrowings information
Nominal		250
Carrying amount		250	250
2.375% Senior Notes, due May 2025
Borrowings information
Nominal		€ 500
Interest rate (as percent)		2.375%				2.375%
Carrying amount		€ 478	497
2.375% Senior Notes, due May 2025 | Borrowing related activity
Borrowings information
Nominal					€ 500
Interest rate (as percent)					2.375%
Repayment of borrowings	208
2.00% Senior Notes, due March 2026
Borrowings information
Nominal		€ 750
Interest rate (as percent)		2.00%				2.00%
Carrying amount		€ 716	760
2.00% Senior Notes, due March 2026 | Borrowing related activity
Borrowings information
Nominal					€ 750
Interest rate (as percent)					2.00%
Repayment of borrowings	€ 120
4.375% Senior Notes
Borrowings information
Nominal | $						$ 500
Interest rate (as percent)		4.375%				4.375%
Carrying amount		€ 436	464
6.50% Senior Notes
Borrowings information
Nominal | $						$ 74
Interest rate (as percent)		6.50%				6.50%
Carrying amount		€ 70	66
3.125% Senior Notes(1)
Borrowings information
Nominal		€ 500
Interest rate (as percent)		3.125%				3.125%
Carrying amount		€ 457	497
6.45% Senior Notes
Borrowings information
Nominal | $						$ 206
Interest rate (as percent)		6.45%				6.45%
Carrying amount		€ 194	183
6.625% Senior Notes
Borrowings information
Nominal | $						$ 500
Interest rate (as percent)		6.625%				6.625%
Carrying amount		€ 478	553
Nokia Corporation and various subsidiaries Other liabilities
Borrowings information
Carrying amount		162	124
Credit facilities and funding program
Borrowings information
Carrying amount		2,500	2,500
Revolving Credit Facility
Borrowings information
Nominal		1,500
Finnish Commercial Paper Programme
Borrowings information
Nominal		750
Euro-Commercial Paper Programme
Borrowings information
Nominal		1,500
Euro Medium Term Note Programme
Borrowings information
Nominal		5,000
Carrying amount		€ 2,500	€ 2,500
Euro Medium Term Note Programme | Borrowing related activity
Borrowings information
Nominal				€ 5,000